Income Taxes (Details 1) - USD ($)	12 Months Ended			25 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2016
Deferred tax assets
Net operating losses	$ (87,373)	$ (37,037)	$ 0	$ (117,528)
Deferred tax liability
Net deferred tax assets	34,075	14,444	0	45,836
Less valuation allowance	$ (34,075)	$ (14,444)	$ 0	$ (45,836)